Schedule of operating segments (Details) (Paranthetical) - USD ($)		12 Months Ended
	Feb. 12, 2026	Jun. 30, 2026
Segment Information
Acquisition-related legal costs	$ 1,621,226	$ 3,640,118 [1]

[1]	The costs of the Nasdaq listing and of the acquisitions completed on 12 February 2026, including the acquisition-related legal costs of USD 1,621,226 (Note 37). They are included in professional services and in administrative and other expenses, and are material items of expense disclosed under IFRS 8 paragraph 23(f).